Segment Information (Tables)	12 Months Ended
Dec. 31, 2022
Segment Information
Schedule of sales information

For the years ended December 31, 2022 and 2021, the Company’s net sales disaggregated by segment were as follows (in thousands):

	Year Ended December 31,
	2022	2021
Net sales:
Device protection	$9,093	$7,902
Women's health	7,474	5,046
Cardiovascular	7,282	7,508
Total Net Sales	$23,849	$20,456

For the years ended December 31, 2022 and 2021, the Company’s gross profit disaggregated by segment were as follows (in thousands):

	Year Ended
	December 31,
	2022	2021
Gross profit:
Device protection	$6,114	$5,761
Women's health	3,137	914
Cardiovascular	5,785	6,001
Gross profit, excluding intangible asset amortization	15,036	12,676
Intangible asset amortization expense	3,397	3,396
Gross profit	$11,639	$9,280

The following table is a reconciliation of segment gross profit to the consolidated loss before provision for income taxes for the years ended December 31, 2022 and 2021 (in thousands):

	Year Ended
	December 31,
	2022	2021

Gross profit	$11,639	$9,280
Adjustments:
Sales and marketing	(17,850)	(16,655)
General and administrative	(16,051)	(13,124)
Research and development	(7,727)	(7,754)
FiberCel litigation costs	(5,200)	(276)
Loss from operations	(35,189)	(28,529)
Interest expense	5,118	5,324
Other income, net	(4,159)	(3,579)
Loss before provision for income taxes	$(36,148)	$(30,274)